UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION	12 Months Ended
Dec. 31, 2015
UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION
UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION

NOTE 13—UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION

        The Company did not obtain a reserve report from an independent petroleum engineer at December 31, 2015. At December 31, 2014, the Company had ascribed a nominal value to the standardized measure of estimated discounted future net cash flows related to its reserves ($4,701). The market for crude oil and natural gas has been volatile during the year ended December 31, 2015, resulting in the 12-month average price of crude oil on the first day of each month to be $50.28 per barrel (WTI).

        As the result of volatile crude oil prices coupled with nominal estimated reserve volumes, the Company's management deemed that is was not economically prudent to obtain a reserve report for the year December 31, 2015.

        Based on management's analysis, as of December 31, 2015, the Company has ascribed no value related to proved reserves

        Proved developed reserves are reserves expected to be recovered through existing wells with existing equipment and operating methods. Proved undeveloped reserves are reserves expected to be recovered through wells yet to be completed.

        Analysis of Changes in Proved Reserves.    Estimated quantities of proved developed reserves (all of which are located within the United States), as well as the changes in proved developed reserves during the periods indicated, are presented in the following tables:

	Proved Reserves
	December 31, 2015		December 31, 2014
	Crude Oil (Bbls)	Natural Gas (Mcf)	Crude Oil (Bbls)	Natural Gas (Mcf)
Proved Reserves:
Balance, beginning of year	159	—	—	—
Revisions of previous estimates	(122)	—	—	—
Extensions and discoveries(1)	—	—	250	—
Sales of reserves in place	—	—	—	—
Improved recovery	—	—	—	—
Purchase of reserves	—	—	—	—
Production	(37)	—	(91)	—

Balance, end of year	—	—	159	—

Proved developed reserves:
Balance, beginning of year(2)	—	—	—	—

Balance, end of year	—	—	—	—

Proved undeveloped reserves:
Balance, beginning of year(2)	—	—	—	—

Balance, end of year	—	—	—	—

(1)	Extensions and discoveries—Reflect the drilling and ultimate completion of two wells in November and December 2014.
(2)	The Company had no proved developed or proved undeveloped reserves as of December 31, 2015, 2014, or 2013.

        The table below sets forth a standardized measure of the estimated discounted future net cash flows attributable to the Company's proved crude oil and natural gas reserves. Estimated future cash inflows were computed by applying the 12-month average price of crude oil and natural gas on the first day of each month to the estimated future production of proved crude oil and natural gas reserves of $94.99 per barrel and $4.35 per MMBtu, respectively, as of December 31, 2014. The Company had no reserves in place as of December 31, 2015. The future production costs represent the estimated future expenditures to be incurred in producing and developing the proved reserves, assuming continuation of existing economic conditions. Discounting the annual net cash flows at 10% illustrates the impact of timing on these future cash flows.

Standardized Measure of Estimated Discounted Future Net Cash Flows

	December 31,
	2015	2014
Future cash inflows	$4,701	$13,361
Future cash outflows:
Production cost	(2,633)	(7,782)
Development cost	—	—
Future income tax	—	—

Future net cash flows	2,068	5,579
Adjustment to discount future annual net cash flows at 10%	(2,068)	(878)

Standardized measure of discounted future net cash flows	$—	$4,701

        The following table summarizes the principal factors comprising the changes in the standardized measure of estimated discounted net cash flows for the year ended December 31, 2015 and 2014:

Changes in Standardized Measure of Estimated Discounted Future Net Cash Flows

	2015	2014
Standardized measure, beginning of year	$4,701	$—
Sales of crude oil and natural gas, net of production cost	(2,633)	—
Net change in sales prices, net of production cost	—	—
Discoveries, extensions and improved recoveries, net of future development cost	—	4,701
Change in future development costs	—	—
Development costs incurred during the period that reduced future development cost	—	—
Sales of reserves in place	—	—
Revisions of quantity estimates	(2,068)	—
Accretion of discount	—	—
Net change in income tax	—	—
Purchase of reserves	—	—
Changes in timing of rates of production	—	—

Standardized measure, end of year	$—	$4,701